Submission	Feb. 26, 2025
Submission [Line Items]
Central Index Key	0000091576
Registrant Name	KEYCORP
Registration File Number	333-272573
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES